DETAIL OF SELECTED BALANCE SHEET ACCOUNTS - Future Amortization Expense (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
2015		$ 109
2016		109
2017		109
2018		109
2019		109
Thereafter		505
Net Carrying Amount	$ 941	$ 1,050	$ 1,260	$ 1,478